Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	9 Months Ended
	Sep. 23, 2025	Aug. 20, 2025	Jul. 22, 2025	Jun. 12, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Aug. 30, 2024	Dec. 31, 2023
Stockholders' Deficit [Line Items]
Number of shares authorized					785,000,000	785,000,000
Common stock, shares authorized					740,000,000	740,000,000	200,000,000	200,000,000	200,000,000
Preferred shares authorized					45,000,000	45,000,000	45,000,000	45,000,000	0
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.00001	$ 0.0001
Common stock voting rights						The holder of each share of Common Stock is entitled to one vote.
Dividends Payable					$ 0	$ 0
Common stock reserved for future issuance							50,000,000	50,000,000
Preference share, shares issued					5,423,606	5,423,606	0		0
Preferred stock, liquidation preference per share					$ 10	$ 10
Preferred stock, convertible, conversion price					$ 10	$ 10
Preferred stock, voting rights						Except as otherwise required by law or as set forth in the Certificate of Designations, the holders of shares of Series A Preferred Stock are entitled to vote, together with the holders of shares of Common Stock and not separately as a class, on all matters upon which holders of shares of Common Stock have the right to vote. The holders of shares of Series A Preferred Stock are entitled to one vote for each share of Common Stock that such share of Series A Preferred Stock would otherwise be convertible into pursuant to a Deemed Conversion on the record date for the determination of the stockholders entitled to vote.
Series A Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preference share, shares issued					5,423,606	5,423,606
PIPE Securities Purchase Agreement [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance					1,250,000	1,250,000
PIPE Securities Purchase Agreement [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction		1,250,000
Bitcoin Securities Purchase Agreement [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance					6,250,000	6,250,000
Bitcoin Securities Purchase Agreement [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction	6,250,000
Consulting Services Agreement with 450W42ND MIMA, LLC [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			3,200,000		0
Consulting Services Agreement with Wise Orient Investments Limited [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			3,200,000			4,000,000
Consulting Services Agreement with JW Investment Management Company Limited [Member]
Stockholders' Deficit [Line Items]
Percentage of cash financing service fee				7.00%		7.00%
Consulting Services Agreement with JW Investment Management Company Limited [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			8,000,000	10,000,000		10,000,000
Stock Issuance Agreement With Law Firm [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Number of Shares Issued in Transaction			10,000,000			12,500,000
Stockholder Agreement [Member] | Maximum [Member]
Stockholders' Deficit [Line Items]
Issuance of capital rate						55.00%
Public and Private Placement Warrants [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance					8,760,000	8,760,000
Employee Stock Option [Member]
Stockholders' Deficit [Line Items]
Common stock reserved for future issuance					50,000,000	50,000,000